Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net Consisted of Customer Contacts Acquired	As of June 30, 2023 and 2022, intangible assets, net consisted of the following:
	As of June 30,
	2023	2022
Customer relationship	$924,351	$1,021,509
Customer contracts	-	344,003
Software	222,982	228,853
Less: accumulated amortization	(421,158)	(624,321)
Intangible assets, net	$726,175	$970,044

Schedule of Intangible Assets, Net	The movement of intangible assets, net is as follow:
For the year ended June 30, 2023
Balance as of July 1, 2022	$970,044
Addition	-
Amortization	(179,078)
Disposal	(74,686)
Foreign currency translation adjustment	9,895
Balance as of June 30, 2023	$726,175

Schedule of Estimated Future Amortization Expense	The amortization expenses were $179,078, $202,412 and $273,178 for the years ended June 30, 2023, 2022 and 2021. Estimated future amortization expenses are as follows:
Year ending June 30,	Amortization expense
2024	$121,050
2025	116,823
2026	109,954
2027	107,628
2028	107,493
2029 and after	163,227
Total	$726,175